Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000082229 | Taiwan Semiconductor Manufacturing Co. Ltd.9261487
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082229 | Kering S.A.9261005
Holdings [Line Items]
Percent of Total Investments	3.30%
C000082229 | Alstom S.A.9260995
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082229 | Renesas Electronics Corp.9261264
Holdings [Line Items]
Percent of Total Investments	2.40%
C000082229 | Samsung Electronics Co. Ltd.9261323
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082229 | AstraZeneca PLC9261019
Holdings [Line Items]
Percent of Total Investments	1.90%
C000082229 | Barclays PLC9261021
Holdings [Line Items]
Percent of Total Investments	1.90%
C000082229 | RELX PLC (EUR)9261387
Holdings [Line Items]
Percent of Total Investments	1.70%
C000082229 | SAP SE9260986
Holdings [Line Items]
Percent of Total Investments	1.70%
C000082229 | BNP Paribas SA9260997
Holdings [Line Items]
Percent of Total Investments	1.70%
C000082229 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082229 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082229 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000082229 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082229 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082229 | India
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082229 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000082229 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000082229 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000082229 | China
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000082229 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000082229 | France
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000082229 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000082230 | Taiwan Semiconductor Manufacturing Co. Ltd.9261487
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082230 | Kering S.A.9261005
Holdings [Line Items]
Percent of Total Investments	3.30%
C000082230 | Alstom S.A.9260995
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082230 | Renesas Electronics Corp.9261264
Holdings [Line Items]
Percent of Total Investments	2.40%
C000082230 | Samsung Electronics Co. Ltd.9261323
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082230 | AstraZeneca PLC9261019
Holdings [Line Items]
Percent of Total Investments	1.90%
C000082230 | Barclays PLC9261021
Holdings [Line Items]
Percent of Total Investments	1.90%
C000082230 | RELX PLC (EUR)9261387
Holdings [Line Items]
Percent of Total Investments	1.70%
C000082230 | SAP SE9260986
Holdings [Line Items]
Percent of Total Investments	1.70%
C000082230 | BNP Paribas SA9260997
Holdings [Line Items]
Percent of Total Investments	1.70%
C000082230 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082230 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082230 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000082230 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082230 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082230 | India
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082230 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000082230 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000082230 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000082230 | China
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000082230 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000082230 | France
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000082230 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.70%